Note 11 - Finance Income and Finance Costs - Components of Finance Income and Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement Line Items [Line Items]
Finance income received - Bank			$ 9	$ 9
Unwinding of rehabilitation provision (note 20)			198	36
Finance cost - Leases			5	11
Finance cost - Overdraft and short term loans			864	977
Finance cost – Loans and borrowings			67	0
Finance costs, total	$ 797	$ 1,061	1,529	1,833
Solar loan notes [member]
Statement Line Items [Line Items]
Finance cost - notes payable			395	197
Motapa loan notes payable [member]
Statement Line Items [Line Items]
Finance cost - notes payable			$ 0	$ 612